Income taxes (Schedule of the Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income taxes
Statutory income tax rates:	25.00%	25.00%	25.00%
Change in valuation allowance	3.80%	10.10%	(7.50%)
Permanent book-tax differences	(12.40%)	(7.60%)	9.40%
Effect of preferential tax treatment and tax holiday	(8.40%)	(13.60%)	(13.70%)
Others	1.00%	(1.60%)	(3.60%)
Effective tax rate	9.00%	12.30%	9.60%